Consolidated Statements of Changes in Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Dec. 31, 2009		8,185,859		6,635,074		11,363		6,130,890				12,784		480,037		1,550,785
Balance (in shares) at Dec. 31, 2009						148,527,450
Increase (Decrease) in Shareholders' Equity
Net income (loss)		1,698,033		1,386,776										1,386,776		311,257
Foreign currency exchange translation adjustment, net of nil tax		35,822		46,321								46,321				(10,499)
Cash flow hedging derivatives, net of nil tax		46		78								78				(32)
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						527,764
Issuance of ordinary shares upon exercise of stock options		4,049		4,049		9		4,040
Issuance of ordinary shares upon exercise of stock options (in shares)						139,200
Share-based compensation		74,753		63,520				63,520								11,233
Conversion of senior secured convertible notes		215,054		215,054		405		214,649
Conversion of senior secured convertible notes (in shares)						6,000,688
Issuance of ordinary shares upon exercise of ADM warrants						68		(68)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,010,211
Capital injection from two subsidiaries' noncontrolling interests holders		60,000														60,000
Balance at Dec. 31, 2010		10,273,616		8,350,872		11,881		6,412,995				59,183		1,866,813		1,922,744
Balance (in shares) at Dec. 31, 2010						156,205,313
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(3,265,777)		(3,208,911)										(3,208,911)		(56,866)
Foreign currency exchange translation adjustment, net of nil tax		70,166		79,247								79,247				(9,081)
Cash flow hedging derivatives, net of nil tax		556		569								569				(13)
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						525,764
Issuance of ordinary shares upon exercise of stock options		601		601		2		599
Issuance of ordinary shares upon exercise of stock options (in shares)						25,250
Share-based compensation		73,858		62,657				62,657								11,201
Issuance of ordinary shares upon exercise of ADM warrants						93		(93)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,444,060
Share repurchase		(123,838)		(123,838)						(123,838)
Acquisition of a subsidiary		33,050														33,050
Profit distribution by a subsidiary		(8,571)														(8,571)
Balance at Dec. 31, 2011		7,053,661		5,161,197		12,011		6,476,123		(123,838)		138,999		(1,342,098)		1,892,464
Balance (in shares) at Dec. 31, 2011		158,200,387				158,200,387
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(512,334)	(3,191,887)		(3,064,412)										(3,064,412)		(127,475)
Foreign currency exchange translation adjustment, net of nil tax	18,555	115,598		96,872								96,872				18,726
Cash flow hedging derivatives, net of nil tax	243	1,513		1,513								1,513
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						523,316
Share-based compensation		35,503		28,832				28,832								6,671
Conversion of senior secured convertible notes		130,127		130,127		195		129,932
Conversion of senior secured convertible notes (in shares)						3,588,025
Capital injection from two subsidiaries' noncontrolling interests holders		105,000		19,230				19,230								85,770
Share repurchase		(3,493)		(3,493)						(3,493)
Profit distribution by a subsidiary		(29,251)														(29,251)
Balance at Dec. 31, 2012	$ 676,838	4,216,771	$ 380,390	2,369,866	$ 1,965	12,241	$ 1,068,054	6,654,082	$ (20,438)	(127,331)	$ 38,103	237,384	$ (707,294)	(4,406,510)	$ 296,448	1,846,905
Balance (in shares) at Dec. 31, 2012	162,311,728				162,311,728